Employee share scheme reserve - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee share scheme reserve
Employee share-based compensation reserve balance	$ 564,127	$ 507,677	$ 773,666
Share Based Payment Charge	56,450	285,651	(36,155,857)
Options exercised	$ 0	$ 551,640	$ 0